RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

As at December 31, 2018 and 2017, the amounts due to related parties are unsecured, payable on demand which consist of the following:

	2018	2017
Advances from directors (interest at prime plus 1%)	$93,391	$104,435
Entities controlled by directors (non-interest-bearing)	88,461	29,852
	$181,852	$134,287

Included in convertible debentures and accrued interest is $369,589 (2017 - $339,589) owing to the Chief Executive Officer and to a former director of the Company (note 12).

During the years ended December 31, 2018, 2017 and 2016, the following amounts were charged by related parties.

	2018	2017	2016
Interest charged on amounts due to related parties	$4,312	$3,301	$978
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 16)	17,600	28,627	28,298
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 16)	38,279	85,186	86,044
	$90,191	$147,114	$145,320

The Company, together with Jackpot Digital Inc. (“Jackpot”), a related company with certain common directors, have entered into an office lease agreement with an arm’s length party (Note 16 (a)).

The remuneration of directors and key management personnel during the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Management fees	$—	$—	$35,000

The Company had an agreement for management services (the “Management Services Agreement”) with Kalpakian Bros. of B.C. Ltd. (“Kalpakian Bros.”), a private company owned by a director and a former director of the Company. Effective as of August 1, 2016, the Management Services Agreement was terminated by mutual consent.

During the year ended December 31, 2017, the Company executed consulting agreements with 27 Red and 4 Touchdowns, entities with former common directors, whereby the Company charged $36,377 (2016 - $nil) consulting fees for services provided. The consulting income has been recorded in other income.